Note 27 - Events After the Reporting Period	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
NOTE 27.	EVENTS AFTER THE REPORTING PERIOD

The adverse impact from the global COVID-
19
pandemic to revenue from the Group's products and services during the first
half of
2020
largely ceased during the
second
half of the year. Still, as the pandemic continues into
2021,
the Group continues to observe some negative impacts from it, in particular to the amount of advertising revenue from companies in certain industries. The pandemic is also continuing to impact the financial performance of Nanobank, an associate of the Group, which has significant operations in India, where a recent surge in the rate of infections impacts Nanobank's planned timing for the launch of new products and services, and its scaling of existing services. The Group is continuing to monitor the impact of the pandemic, the measures taken to contain it and the effect of vaccination programs. The impact of the pandemic to financial performance and position of the Group in
2021
is highly uncertain.

On
May 29, 2020,
the Group entered into an investment agreement with AB Fjord Bank. Under the agreement, the Group was to acquire
9.9%
of the share capital via a share subscription. On
January 4, 2021,
the capital increase in AB Fjord Bank was completed by the Group investing
US$0.9
million. The Group has concluded that the investment in AB Fjord Bank is an associate to be accounted for under the equity method. AB Fjord Bank is a full-digital consumer finance bank that was founded in
March 2017.
In
December 2019,
it was granted a specialized bank license by the European Central Bank. AB Fjord Bank's head office is in Vilnius, Lithuania.

On
January 8, 2021,
Kunlun Tech Limited, a subsidiary of Beijing Kunlun Tech Co., Limited, completed the acquisition of
19.5
million ordinary shares in Opera Limited, resulting in Kunlun Tech Limited holding
124.0
million of the ordinary shares outstanding, equivalent to
53.9%
of the share capital at the time. Beijing Kunlun Tech Co., Limited is listed on the Shenzhen Stock Exchange.

On
January 11, 2021,
the Group acquired
100%
of the shares in YoYo Games Limited for
US$9.5
million, or
US$9.0
million net of cash acquired. YoYo Games Limited owns GameMaker, a platform users can access to develop games. The acquisition forms the basis for Opera Gaming, a new division focused on expanding the Group's capabilities and monetization opportunities in gaming. The initial accounting for the business combination is incomplete as of the date these consolidated financial statements are authorized for issue because the Group is still assessing the inputs for determining the fair values of the assets and liabilities acquired and assumed. Based on the preliminary allocation of the purchase price, goodwill from the acquisition is measured at
US$6.4
 million. The Group did
not
assume material liabilities from the business combination.

On
January 17, 2021,
the share repurchase program disclosed in Note
24
was terminated. Under the program, the Group repurchased a total of
5,976,455
ADSs for
US$49.8
million.

Subsequent to
February 25, 2021,
the
third
exercise period of the Group's equity program took place, including RSUs that had vested on
January 1, 2021.
A total of
1,086,340
RSUs were exchanged for an equivalent number of ADSs in Opera Limited. On
May 25, 2021,
the Group awarded
40,000
options and
1,965,825
RSUs that vest over
2022
-
2025.
The awards were granted according to the Group's existing share incentive plan and follow the final vesting period of the grants made in
2017.
Combined,
22%
of awarded options and RSUs are scheduled to vest in
2022,
24%
in
2023,
27%
in
2024
and
27%
in
2025.

In
January 2020,
the Company and certain of its directors and officers were named as defendants in a putative class action filed in the United States District Court for the Southern District of New York: Brown v. Opera Limited. et al., Case
No.
20
-cv-
674
(S.D.N.Y.). The complaint, as amended, alleged that the Company had made certain material misstatements and/or omissions in violation of US securities laws. The Company announced its decision to vigorously defend itself from these allegations and moved to dismiss the complaint. On
March 13, 2021,
the court granted the Company's motion to dismiss, dismissing all of the claims on multiple grounds. The plaintiffs in the action determined to forgo their right to file a further amended complaint and instead stipulated to dismissal of the litigation. The case was dismissed with prejudice in an order entered on
April 22, 2021.

On
June 4, 2021,
the Group entered into an agreement to sell
41,071,355
of its preferred shares in OPay for a consideration of
US$50
million. The transaction closed on the same date and resulted in a gain of
US$31.1
million versus the carrying amount of these shares. Opera will retain
101,020,495
shares in OPay, consisting of
31,058,025
ordinary shares and
69,962,470
preferred shares.